OTHER EXPENSES BY FUNCTION (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER EXPENSES BY FUNCTION
Contingencies and non-operating fees	$ (11,145,708)	$ 6,316,102	$ (7,950,093)
Tax on bank debits	(4,403,347)	(7,150,739)	(5,270,040)
Write-offs, disposals and loss (gain) on sale of property, plant and equipment	(8,072,422)		(417,623)
Others	(2,820,106)	(51,694)	(1,574,034)
Total	$ (26,441,583)	$ (886,331)	$ (15,211,790)